Benefit Plans (Estimated Future Benefit Payments and Medicare Part D Reimbursements) (Details) - Pension [Member] $ in Millions	Dec. 31, 2024 USD ($)
2025	$ 22.0
2026	22.0
2027	21.9
2028	21.8
2029	21.8
2030 - 2034	$ 106.1